Vanguard Long-Term Tax-Exempt Bond ETF Investment Strategy - Vanguard Long-Term Tax-Exempt Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P 10+ Year National AMT-Free Municipal Bond Index (the “Target Index”). The Target Index measures the performance of investment-grade, fixed-rate U.S. municipal bonds with remaining maturities greater than 10 years, as determined by the Index Provider. The Target Index includes municipal bonds issued primarily by states, local governments, and agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT). Bonds issued by U.S. territories and commonwealths are excluded from the Target Index, as are certain other bonds as determined by the Index Provider. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index. The Fund also has a fundamental policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal income taxes and the federal AMT.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index, which, under normal circumstances, is expected to greater than 10 years. As of October 31, 2025, the dollar-weighted average maturity of the Target Index was 19.9 years.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.